OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

11. OTHER CURRENT ASSETS

As of June 30, 2026, and December 31, 2025, other current assets consist of:

	June 30, 2026	December 31, 2025
	(Unaudited)
Advances to unrelated parties (i)	$4,105,779	$2,097,054
Advances to a related party	1,474	837,606
Advances to employees	45,740	46,783
Other current assets	91,593	76,298
	$4,244,586	$3,057,741

(i)	The advances to unrelated parties for business development are non-interest bearing and are due on demand.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS